Investments Accounted for Using Equity Method - Summary of Principal Associates and Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beijing Quku Technology Co., Ltd
Disclosure Of Joint Ventures [Line Items]
Name of entity	Beijing Quku Technology Co., Ltd.
Place of business/ country of incorporation	China
% of ownership interest	38.00%	38.00%
United Entertainment Corporation
Disclosure Of Joint Ventures [Line Items]
Name of entity	United Entertainment Corporation
Place of business/ country of incorporation	Cayman
% of ownership interest		30.00%
Liquid State Limited
Disclosure Of Joint Ventures [Line Items]
Name of entity	Liquid State Limited
Place of business/ country of incorporation	Hong Kong
% of ownership interest	50.00%	50.00%
Beijing New Sound Entertainment Ltd
Disclosure Of Joint Ventures [Line Items]
Name of entity	Beijing New Sound Entertainment Ltd.
Place of business/ country of incorporation	China
% of ownership interest	48.00%	70.00%
Beijing Tianhaoshengshi Entertainment Culture Co., Ltd
Disclosure Of Joint Ventures [Line Items]
Name of entity	Beijing Tianhaoshengshi Entertainment Culture Co., Ltd.
Place of business/ country of incorporation	China
% of ownership interest		43.90%
Shenzhen United Entertainment Equity Investment Center
Disclosure Of Joint Ventures [Line Items]
Name of entity	Shenzhen United Entertainment Equity Investment Center (Limited Partnership)
Place of business/ country of incorporation	China
% of ownership interest		50.00%
Beijing Tianhaoshengshi Music Cultural Ltd
Disclosure Of Joint Ventures [Line Items]
Name of entity	Beijing Tianhaoshengshi Music Cultural Ltd.
Place of business/ country of incorporation	China
% of ownership interest	45.00%